DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
                                200 PARK AVENUE
                              NEW YORK, NY  10166


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

       Rule 24f-2 Notice - DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND Registration Statement No. 33-50379 - CIK #912492

Gentlemen:

    On October 12, 1993, the Registration Statement of Dreyfus Institutional Short Term Treasury Fund was declared effective by the SEC. The Registration Statement represented the Fund's election to register an indefinite number of shares of each Class and this Notice represents each Class's Rule 24f-2 filing for the fiscal year ended September 30, 1995.

 The following information is furnished:
                                                  CLASS A        CLASS B

 (a) Total number of shares sold during
     fiscal year ended 9/30/95 subject
     to registration under Rule 24f-2,      103,232,663 shs    4,898,778  shs
     and the dollar amount thereof:          $205,025,138     $  9,691,420

 (b) Less shares redeemed during
     fiscal year ended 9/30/95,              70,202,557 shs   14,048,233  shs
     and the dollar amount thereof:          $138,068,260     $ 27,751,723
                                            ---------------- ----------------
     Net sales (redemptions) during fis-
     cal year ended 9/30/95, and the         33,030,106 shs  ( 9,149,455) shs
     dollar amount thereof [(a) - (b)]:       $ 66,956,878     $(18,060,303)
                                           ===============   ================


                                  CALCULATION OF FEE

 CLASS OF SHARES                                                     FEE

Class A - $66,956,878 (net sales dollar amount) @ 1/29 of 1% = $23,088.58.

Class B - Since the shares redeemed exceed the shares sold, no registration fee is required.

    Funds in the amount of $23,088.58, representing the registration fee for Class A, were wired to CIK #912492. An opinion of counsel is enclosed.


JJP/ems                                            Very truly yours,

cc: Mr. J. deMichaelis, SEC
    Ms. R. McLaughlin, E&Y
                                                   John J. Pyburn
                                                   Assistant Treasurer